OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
OTHER CURRENT ASSETS
Prepaid expense	$ 39,083	$ 88,727
Other receivables	247,481	1,470,447
Total other current assets	$ 286,564	$ 1,559,174